Pension and Postretirement Benefit Plans (Detail 6) (USD $)						12 Months Ended				12 Months Ended				12 Months Ended				12 Months Ended				12 Months Ended								12 Months Ended				12 Months Ended				12 Months Ended				12 Months Ended									12 Months Ended			12 Months Ended				12 Months Ended				12 Months Ended				12 Months Ended
	Dec. 31, 2010 United States Qualified and Non-qualified Pension Benefits	Dec. 31, 2009 United States Qualified and Non-qualified Pension Benefits	Dec. 31, 2008 United States Qualified and Non-qualified Pension Benefits	Dec. 31, 2010 United States Qualified and Non-qualified Pension Benefits Equities	Dec. 31, 2009 United States Qualified and Non-qualified Pension Benefits Equities	Dec. 31, 2010 United States Qualified and Non-qualified Pension Benefits Equities Fair Value Measurements Using Inputs Considered as Level 3	Dec. 31, 2009 United States Qualified and Non-qualified Pension Benefits Equities Fair Value Measurements Using Inputs Considered as Level 3	Dec. 31, 2010 United States Qualified and Non-qualified Pension Benefits Fixed Income	Dec. 31, 2009 United States Qualified and Non-qualified Pension Benefits Fixed Income	Dec. 31, 2010 United States Qualified and Non-qualified Pension Benefits Fixed Income Fair Value Measurements Using Inputs Considered as Level 3	Dec. 31, 2009 United States Qualified and Non-qualified Pension Benefits Fixed Income Fair Value Measurements Using Inputs Considered as Level 3	Dec. 31, 2010 United States Qualified and Non-qualified Pension Benefits Private Equity	Dec. 31, 2009 United States Qualified and Non-qualified Pension Benefits Private Equity	Dec. 31, 2010 United States Qualified and Non-qualified Pension Benefits Private Equity Fair Value Measurements Using Inputs Considered as Level 3	Dec. 31, 2009 United States Qualified and Non-qualified Pension Benefits Private Equity Fair Value Measurements Using Inputs Considered as Level 3	Dec. 31, 2010 United States Qualified and Non-qualified Pension Benefits Absolute Return	Dec. 31, 2009 United States Qualified and Non-qualified Pension Benefits Absolute Return	Dec. 31, 2010 United States Qualified and Non-qualified Pension Benefits Absolute Return Fair Value Measurements Using Inputs Considered as Level 3	Dec. 31, 2009 United States Qualified and Non-qualified Pension Benefits Absolute Return Fair Value Measurements Using Inputs Considered as Level 3	Dec. 31, 2010 United States Qualified and Non-qualified Pension Benefits Commodities	Dec. 31, 2009 United States Qualified and Non-qualified Pension Benefits Commodities	Dec. 31, 2010 United States Qualified and Non-qualified Pension Benefits Commodities Fair Value Measurements Using Inputs Considered as Level 3	Dec. 31, 2009 United States Qualified and Non-qualified Pension Benefits Commodities Fair Value Measurements Using Inputs Considered as Level 3	Dec. 31, 2010 United States Qualified and Non-qualified Pension Benefits Fair Value Measurements Using Inputs Considered as Level 3	Dec. 31, 2009 United States Qualified and Non-qualified Pension Benefits Fair Value Measurements Using Inputs Considered as Level 3	Dec. 31, 2010 International Qualified and Non-qualified Pension Benefits	Dec. 31, 2009 International Qualified and Non-qualified Pension Benefits	Dec. 31, 2010 International Qualified and Non-qualified Pension Benefits Equities	Dec. 31, 2009 International Qualified and Non-qualified Pension Benefits Equities	Dec. 31, 2010 International Qualified and Non-qualified Pension Benefits Equities Fair Value Measurements Using Inputs Considered as Level 3	Dec. 31, 2009 International Qualified and Non-qualified Pension Benefits Equities Fair Value Measurements Using Inputs Considered as Level 3	Dec. 31, 2010 International Qualified and Non-qualified Pension Benefits Fixed Income	Dec. 31, 2009 International Qualified and Non-qualified Pension Benefits Fixed Income	Dec. 31, 2010 International Qualified and Non-qualified Pension Benefits Fixed Income Fair Value Measurements Using Inputs Considered as Level 3	Dec. 31, 2009 International Qualified and Non-qualified Pension Benefits Fixed Income Fair Value Measurements Using Inputs Considered as Level 3	Dec. 31, 2010 International Qualified and Non-qualified Pension Benefits Private Equity	Dec. 31, 2009 International Qualified and Non-qualified Pension Benefits Private Equity	Dec. 31, 2010 International Qualified and Non-qualified Pension Benefits Private Equity Fair Value Measurements Using Inputs Considered as Level 3	Dec. 31, 2009 International Qualified and Non-qualified Pension Benefits Private Equity Fair Value Measurements Using Inputs Considered as Level 3	Dec. 31, 2010 International Qualified and Non-qualified Pension Benefits Absolute Return	Dec. 31, 2009 International Qualified and Non-qualified Pension Benefits Absolute Return	Dec. 31, 2010 International Qualified and Non-qualified Pension Benefits Absolute Return Fair Value Measurements Using Inputs Considered as Level 3	Dec. 31, 2009 International Qualified and Non-qualified Pension Benefits Absolute Return Fair Value Measurements Using Inputs Considered as Level 3	Dec. 31, 2010 International Qualified and Non-qualified Pension Benefits Fair Value Measurements Using Inputs Considered as Level 3	Dec. 31, 2009 International Qualified and Non-qualified Pension Benefits Fair Value Measurements Using Inputs Considered as Level 3	Dec. 31, 2010 Postretirement Benefits	Dec. 31, 2009 Postretirement Benefits	Dec. 31, 2008 Postretirement Benefits	Dec. 31, 2010 Postretirement Benefits Equities	Dec. 31, 2009 Postretirement Benefits Equities	Dec. 31, 2010 Postretirement Benefits Equities Fair Value Measurements Using Inputs Considered as Level 3	Dec. 31, 2010 Postretirement Benefits Fixed Income	Dec. 31, 2009 Postretirement Benefits Fixed Income	Dec. 31, 2010 Postretirement Benefits Fixed Income Fair Value Measurements Using Inputs Considered as Level 3	Dec. 31, 2009 Postretirement Benefits Fixed Income Fair Value Measurements Using Inputs Considered as Level 3	Dec. 31, 2010 Postretirement Benefits Private Equity	Dec. 31, 2009 Postretirement Benefits Private Equity	Dec. 31, 2010 Postretirement Benefits Private Equity Fair Value Measurements Using Inputs Considered as Level 3	Dec. 31, 2009 Postretirement Benefits Private Equity Fair Value Measurements Using Inputs Considered as Level 3	Dec. 31, 2010 Postretirement Benefits Absolute Return	Dec. 31, 2009 Postretirement Benefits Absolute Return	Dec. 31, 2010 Postretirement Benefits Absolute Return Fair Value Measurements Using Inputs Considered as Level 3	Dec. 31, 2009 Postretirement Benefits Absolute Return Fair Value Measurements Using Inputs Considered as Level 3	Dec. 31, 2010 Postretirement Benefits Commodities	Dec. 31, 2009 Postretirement Benefits Commodities	Dec. 31, 2010 Postretirement Benefits Commodities Fair Value Measurements Using Inputs Considered as Level 3	Dec. 31, 2009 Postretirement Benefits Commodities Fair Value Measurements Using Inputs Considered as Level 3	Dec. 31, 2010 Postretirement Benefits Fair Value Measurements Using Inputs Considered as Level 3	Dec. 31, 2009 Postretirement Benefits Fair Value Measurements Using Inputs Considered as Level 3
Summary of changes in fair values of level 3 assets
Fair value, beginning balance	$ 11,575,000,000	$ 10,493,000,000	$ 9,243,000,000	$ 3,882,000,000	$ 2,983,000,000	$ 4,000,000	$ 1,000,000	$ 2,904,000,000	$ 2,797,000,000	$ 185,000,000	$ 122,000,000	$ 2,079,000,000	$ 1,997,000,000	$ 1,961,000,000	$ 2,054,000,000	$ 1,765,000,000	$ 1,766,000,000	$ 728,000,000	$ 1,548,000,000	$ 449,000,000	$ 396,000,000	$ 237,000,000		$ 3,115,000,000	$ 3,725,000,000	$ 3,897,000,000	$ 3,022,000,000	$ 1,774,000,000	$ 1,619,000,000	$ 14,000,000	$ 23,000,000	$ 1,789,000,000	$ 1,550,000,000	$ 22,000,000	$ 21,000,000	$ 88,000,000	$ 62,000,000	$ 59,000,000	$ 53,000,000	$ 527,000,000	$ 479,000,000	$ 375,000,000	$ 337,000,000	$ 470,000,000	$ 434,000,000	$ 1,149,000,000	$ 1,075,000,000	$ 929,000,000	$ 522,000,000	$ 466,000,000		$ 308,000,000	$ 266,000,000	$ 6,000,000	$ 4,000,000	$ 226,000,000	$ 246,000,000	$ 245,000,000	$ 265,000,000	$ 56,000,000	$ 53,000,000	$ 22,000,000	$ 47,000,000	$ 14,000,000	$ 12,000,000	$ 7,000,000		$ 280,000,000	$ 316,000,000
Net transfers into / (out of) level 3						49,000,000	(106,000,000)			(37,000,000)				27,000,000				(49,000,000)	(1,043,000,000)			(140,000,000)		(150,000,000)	(1,149,000,000)					97,000,000				17,000,000									11,000,000	114,000,000	11,000,000						2,000,000			(2,000,000)								(1,000,000)	(31,000,000)			(4,000,000)		(5,000,000)	(31,000,000)
Foreign currency exchange																										18,000,000	251,000,000			2,000,000	2,000,000				4,000,000			4,000,000	3,000,000			(18,000,000)	7,000,000	(12,000,000)	16,000,000
Purchases, sales, issuances and settlements, net						412,000,000	1,000,000			(34,000,000)	11,000,000			(55,000,000)	(241,000,000)			(201,000,000)	(162,000,000)				237,000,000	122,000,000	(154,000,000)					(15,000,000)	(7,000,000)				(2,000,000)			7,000,000				10,000,000	(10,000,000)	2,000,000	(19,000,000)						13,000,000			(1,000,000)				(11,000,000)	(38,000,000)			(6,000,000)	(5,000,000)				7,000,000	(5,000,000)	(36,000,000)
Realized gain (loss)										1,000,000	1,000,000			133,000,000	(9,000,000)			4,000,000	(4,000,000)					138,000,000	(12,000,000)					(18,000,000)								(3,000,000)						(21,000,000)														16,000,000	(14,000,000)									16,000,000	(14,000,000)
Unrealized gains/(losses) relating to instruments still held at the reporting date						41,000,000	108,000,000			29,000,000	51,000,000			9,000,000	157,000,000			141,000,000	389,000,000			14,000,000		234,000,000	705,000,000					18,000,000	(4,000,000)			(5,000,000)	(1,000,000)			3,000,000	3,000,000			(23,000,000)	30,000,000	(7,000,000)	28,000,000						1,000,000			1,000,000	2,000,000			(24,000,000)	32,000,000			5,000,000	11,000,000					(17,000,000)	45,000,000
Fair value, ending balance	$ 11,575,000,000	$ 10,493,000,000	$ 9,243,000,000	$ 3,882,000,000	$ 2,983,000,000	$ 506,000,000	$ 4,000,000	$ 2,904,000,000	$ 2,797,000,000	$ 144,000,000	$ 185,000,000	$ 2,079,000,000	$ 1,997,000,000	$ 2,075,000,000	$ 1,961,000,000	$ 1,765,000,000	$ 1,766,000,000	$ 623,000,000	$ 728,000,000	$ 449,000,000	$ 396,000,000	$ 111,000,000	$ 237,000,000	$ 3,459,000,000	$ 3,115,000,000	$ 4,355,000,000	$ 3,897,000,000	$ 1,774,000,000	$ 1,619,000,000	$ 98,000,000	$ 14,000,000	$ 1,789,000,000	$ 1,550,000,000	$ 34,000,000	$ 22,000,000	$ 88,000,000	$ 62,000,000	$ 70,000,000	$ 59,000,000	$ 527,000,000	$ 479,000,000	$ 344,000,000	$ 375,000,000	$ 546,000,000	$ 470,000,000	$ 1,149,000,000	$ 1,075,000,000	$ 929,000,000	$ 522,000,000	$ 466,000,000	$ 16,000,000	$ 308,000,000	$ 266,000,000	$ 4,000,000	$ 6,000,000	$ 226,000,000	$ 246,000,000	$ 226,000,000	$ 245,000,000	$ 56,000,000	$ 53,000,000	$ 20,000,000	$ 22,000,000	$ 14,000,000	$ 12,000,000	$ 3,000,000	$ 7,000,000	$ 269,000,000	$ 280,000,000